UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31,

Date of reporting period:  JANUARY 31, 2008




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2008


                                   USAA GROWTH FUND



[LOGO OF USAA]
   USAA(R)

                               USAA GROWTH FUND

                                                   [GRAPHIC OF USAA GROWTH FUND]

                               S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2008

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                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGERS' COMMENTARY                                                          4

FUND RECOGNITION                                                              9

INVESTMENT OVERVIEW                                                          10

FINANCIAL INFORMATION

   Portfolio of Investments                                                  14

   Notes to Portfolio of Investments                                         21

   Financial Statements                                                      23

   Notes to Financial Statements                                             26

EXPENSE EXAMPLE                                                              41

SUBADVISORY AGREEMENT                                                        43

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE
ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                        "

                                       REMEMBER, WHEN THE MARKETS REBOUND,
[PHOTO OF CHRISTOPHER W. CLAUS]   AND THEY WILL EVENTUALLY, ONLY THOSE WHO ARE
                                    INVESTED HAVE THE OPPORTUNITY TO BENEFIT.

                                                        "

                                                                   February 2008
--------------------------------------------------------------------------------

         Is the U.S. economy in a recession? I believe it is. Although the media pundits continue to debate the question, I would argue that it's all beside the point. Whether this economic downturn is officially called a recession or not, countless Americans are feeling the pain of it already.

         Consider the evidence: Housing prices remain soft and continue to decline in some areas of the country. Banks and credit card companies are tightening their lending standards, reducing the amount of credit available - particularly to consumers who spend beyond their means. Job growth and consumer spending have weakened. Meanwhile, mortgage-backed bonds have been written down by some of the nation's largest financial institutions. Stocks have fallen more than 15% from their summer 2007 highs. Under the circumstances, I think the most pertinent question is: When will the economy improve?

         No one knows, but there have been a number of positive developments. The Federal Reserve Board (the Fed) has cut short-term interest rates significantly - to 3.00% by the end of January - to provide liquidity to the banking system and to reduce the cost of debt to consumers. Further cuts are widely expected. The federal government also has provided a fiscal stimulus package, which should help short-term U.S. economic growth, even though the effects will not be immediate.

         Against this backdrop, investors with time horizons of at least three years are likely to find some compelling opportunities. With my apologies to Charles Dickens, the worst of times often

 . . . C O N T I N U E D
========================--------------------------------------------------------

         turn out to be the best of times, especially for those seeking long-term investments. At the moment, it may be a good time to lock in the attractive yield potential presented by many municipal bonds and high-quality corporate bonds. U.S. large-cap equities also have potential; they are currently trading at historically attractive valuations. Through dollar-cost averaging, investors may buy a small number of these stocks regularly, thereby reducing the possibility of making a large purchase on a particularly volatile day. Money market investors, however, should expect their yields to fall as the Fed continues to cut short-term interest rates.

         In this environment, patience is essential. Our team of skilled professionals can help you - at no charge - by reviewing your investment plan to ensure it suits your goals, risk tolerance, and time horizon. Our experts can also help you build positions by setting up a schedule whereby you invest fixed amounts at regular intervals. Remember, when the markets rebound, and they will eventually, only those who are invested have the opportunity to benefit.

         From all of us at USAA Investment Management Company, thank you for your business and the opportunity to help you with your investment needs. We remain committed to providing you with some of the industry's top investment talent, world-class service, and pure no-load mutual funds.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS. o MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

Loomis, Sayles & Company, L.P.                    The Renaissance Group LLC
   MARK B. BARIBEAU, CFA                             MICHAEL E. SCHROER, CFA
   PAMELA N. CZEKANSKI, CFA                          PAUL A. RADOMSKI, CPA, CFA
   RICHARD SKAGGS, CFA                               ERIC J. STRANGE, CPA, CFA

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended January 31, 2008, the USAA Growth Fund had a total return of -0.94%. This compares to returns of -1.09% for the Lipper Large-Cap Growth Funds Index and -3.15% for the Russell 1000 Growth Index.

         On December 3, 2007, The Renaissance Group LLC (Renaissance) joined Loomis, Sayles & Company, L.P. (Loomis Sayles) as a subadviser for the Fund, replacing Marsico Capital Management, LLC.

HOW DID THE PORTION OF THE FUND MANAGED BY LOOMIS SAYLES PERFORM?

         For the six-month period, the Loomis Sayles portion of the Fund outperformed the Russell 1000 Growth Index. The Fund performed well the first five months of the period, but some of the earlier gains diminished in January, when investors punished some of the largest long-term information technology holdings.

WHAT DROVE THE OUTPERFORMANCE IN THE LOOMIS SAYLES PORTION OF THE FUND?

         Relative to the Russell 1000 Growth Index, stock selection in the materials sector, especially stocks related to agriculture, was the biggest positive contributor in this portion of the Fund. A large position in hybrid seed provider Monsanto Co., which is benefiting from the global boom in agricultural commodities that are

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 11 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         genetically engineered for insect-and drought-resistance, was beneficial. Other big contributors were Deere & Co., a leading farm machinery company, and Mosaic Co., a fertilizer company.

         Financials was another strong area for this portion of the Fund. MasterCard, Inc. avoided the credit crisis, because it does not issue debt but only processes transactions. It benefited from its increasing penetration outside of the United States. Other financials holdings that did well include CME Group, Inc. and BlackRock, Inc., an investment manager that is building out its global capability and advising sovereign wealth funds.

WHAT AREAS DETRACTED FROM PERFORMANCE IN THE LOOMIS SAYLES PORTION?

         As mentioned earlier, information technology was a major underperformer in January and was slightly negative for the full period. Dell, Inc., Cisco Systems, Inc., Microsoft Corp., Intel Corp., and VMware, Inc. detracted from performance in the Loomis Sayles portion of the Fund; the team sold out of Dell and Intel and reduced positions in the other three. The Loomis Sayles process calls for selling or cutting back stocks when we lose confidence in their ability to continue to increase earnings at above-market rates. We maintained full positions in Apple, Inc. and Google, Inc. "A," which are among this portion's top 10 holdings, because they continue to build their earnings and develop new products and services impressively. For the full period, Apple was neutral in terms of relative performance and Google added slightly.

         Early in the period, we owned financial companies CB Richard Ellis Group, Inc. "A" and Lehman Brothers Holdings, Inc., but they detracted from index-relative performance and were sold from the Loomis Sayles portion of the portfolio.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

         MOSAIC CO. WAS SOLD OUT OF THE FUND PRIOR TO JANUARY 31, 2008.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S THE LOOMIS SAYLES OUTLOOK?

         We held the view that the economy would come in for a soft landing, avoiding a recession, but clearly we've seen the incremental economic data weaken. Although we expect the Federal Reserve Board (the Fed) rate cuts to stabilize the economy, the economy could be in for a choppy next few months, in our opinion. We've effectively reduced our information technology exposure given its seasonality and downward earnings guidance in favor of what appear to be better opportunities in health care and consumer staples. In health care, we at Loomis Sayles believe the best opportunities are in medical services and specialty pharmaceuticals, while Wal-Mart Stores, Inc. is back in consumer staples in this portion of the Fund.

PLEASE DESCRIBE RENAISSANCE'S INVESTMENT PHILOSOPHY.

         The Renaissance team utilizes a disciplined decision-making process to invest in growth-oriented stocks that are selling at reasonable valuations. The style is best described as growth at a reasonable price, or GARP. Our portion of the Fund will consist of individual stocks that tend to sell at a price-to-earnings level below those of market averages, but that exhibit growth potential and earnings momentum above those of market averages.

HOW DOES THE RENAISSANCE PROCESS WORK?

         It's a three-stage process, including profitability and financial strength analysis, multidimensional quantitative analysis, and finally, qualitative analysis.

         Stock selection begins with a universe of the 1,000 largest U.S. companies, which are screened to seek to identify those with above-average historical rates of profitability and strong financial characteristics. Typically, we are left with about 400 to 500 companies, which are subjected to a rigorous quantitative scoring process in which each is analyzed and ranked based on historical

 . . . C O N T I N U E D
========================--------------------------------------------------------

         growth, future earnings expectations, and valuation. The result is a composite ranking, with only the top 20% (typically 80 to 100 companies) eligible for further review.

         The final step is purely qualitative, where our analysts examine each of these companies, considering their fundamentals, business momentum, management strategies, and other factors. Only the most attractive companies based on this review are selected for our portion of the Fund, which typically will hold 50 to 60 positions that are equally weighted at the time of purchase. The maximum allocation to any economic sector in the Russell 1000 Growth Index is 40%, and the maximum position is twice the holding's initial weight.

WHEN DOES RENAISSANCE DECIDE TO SELL A STOCK?

         The scoring process serves as the sell discipline; any time a stock falls below the top 40% in the scoring process, it triggers a sell and another company from among the top 20% replaces it.

HOW DID THE RENAISSANCE PORTION PERFORM IN DECEMBER AND JANUARY?

         The Renaissance portion of the Fund did well versus the Russell 1000 Growth Index in December and underperformed in January, ending up roughly flat relative to the index. Information technology was among the worst performing sectors in the index, so an underweight there was helpful. Stock selection within energy detracted because of overweights in oil and gas drilling and oil and gas equipment and services, which generally underperformed the major oil companies.

HOW WAS YOUR PORTION OF THE FUND POSITIONED MOVING INTO THE NEW REPORTING
PERIOD?

         Of course, sector positions in the Renaissance portion of the Fund are a by-product of individual stock selection. We remained underweight in information technology relative to the index,

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         and didn't own a lot of the fast-growing but highly valued names such as Google and Apple. Our portion of the Fund was most overweight in industrials, where a number of companies with good valuations and earnings momentum are exposed to overseas markets and therefore benefiting from a weak dollar. The aerospace and defense subsector within industrials is particularly attractive. Companies such as Honeywell International, Inc. and General Dynamics Corp. have very good business fundamentals in light of increased defense spending and growing demand for commercial aircraft.

WHAT IS THE RENAISSANCE OUTLOOK?

         The Renaissance portion of the Fund is fully invested in the stocks that stand out in our process, regardless of any macro view of the economy and markets. In our opinion, the market needs time to digest the economic and earnings slowdown. Stocks are reasonable on a price-to-earnings basis and undervalued considering interest rates. The decline in stocks has been close to bear market levels, so the sell-off is closer to its end than its beginning, in our opinion. It will probably be bumpy in the next few months, but we'd expect the Fed's action and the government's fiscal stimulus to be supportive as the year wears on.

         On behalf of everyone at Loomis Sayles and Renaissance, we thank you for your continued investment in the Fund.

 F U N D
========------------------------------------------------------------------------
         RECOGNITION

USAA GROWTH FUND

                             LIPPER LEADERS (OVERALL)

                                       [5]
                                     EXPENSE

The Fund is listed as a Lipper Leader for Expense among 601 funds within the Lipper Large-Cap Growth Funds category for the overall period ended January 31, 2008. The Fund received a Lipper Leader rating for Expense among 601 and 519 funds for the three- and five-year periods, respectively, and a score of 4 among 243 funds for the 10-year period. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of January 31, 2008.

RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 4, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 2, AND THE LOWEST 20% ARE SCORED 1.* LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2008, REUTERS, ALL RIGHTS RESERVED.

*EFFECTIVE NOVEMBER 7, 2007, THE LIPPER LEADERS RATING SYSTEM CHANGED THE NUMERIC ORGANIZATION OF ITS LIPPER LEADER CLASSIFICATIONS. WHILE THE FORMULAS AND UNDERLYING METHODOLOGY REMAIN THE SAME, THE HIGHEST 20% NOW ARE RATED 5, OR LIPPER LEADERS, AND THE LOWEST 20% ARE RATED 1 FOR EACH MEASURE. PREVIOUSLY, A RATING OF 5 WAS CONSIDERED THE LOWEST RATING AND 1 WAS CONSIDERED THE HIGHEST, OR A LIPPER LEADER.

10

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH FUND (Ticker Symbol: USAAX)

OBJECTIVE
--------------------------------------------------------------------------------

   Long-term growth of capital.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

   Invests principally in equity securities of companies that are selected for their growth potential.

--------------------------------------------------------------------------------
                                     1/31/08                          7/31/07
--------------------------------------------------------------------------------
Net Assets                        $874.0 Million                  $883.5 Million
Net Asset Value Per Share             $15.88                          $16.03

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/08
--------------------------------------------------------------------------------

7/31/07 TO 1/31/08*             1 YEAR            5 YEARS            10 YEARS
     -0.94%                     0.85%              10.51%              0.49%

--------------------------------
         EXPENSE RATIO**
--------------------------------
Before Reimbursement       1.21%
After Reimbursement        1.00%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO) AS REPORTED IN THE FUND'S PROSPECTUS DATED DECEMBER 1, 2007. IMCO HAS VOLUNTARILY AGREED TO LIMIT THE FUND'S TOTAL ANNUAL OPERATING EXPENSES TO 1.00%, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                                                                              11
 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                       RUSSELL 1000            LIPPER LARGE-CAP
                       GROWTH INDEX           GROWTH FUNDS INDEX        USAA GROWTH FUND
 1/31/1998              $10,000.00                $10,000.00               $10,000.00
 2/28/1998               10,752.22                 10,763.63                10,709.93
 3/31/1998               11,180.85                 11,264.46                11,170.27
 4/30/1998               11,335.57                 11,453.27                11,308.93
 5/31/1998               11,013.91                 11,197.12                10,948.42
 6/30/1998               11,688.47                 11,838.05                11,325.57
 7/31/1998               11,611.10                 11,832.46                11,114.81
 8/31/1998                9,868.56                  9,900.10                 9,439.82
 9/30/1998               10,626.63                 10,620.25                10,114.37
10/31/1998               11,480.71                 11,305.18                11,203.17
11/30/1998               12,353.99                 12,081.44                11,896.57
12/31/1998               13,467.95                 13,409.89                12,751.80
 1/31/1999               14,258.76                 14,280.47                13,549.15
 2/28/1999               13,607.38                 13,694.25                13,011.81
 3/31/1999               14,324.02                 14,472.69                13,352.70
 4/30/1999               14,342.34                 14,522.15                13,658.93
 5/31/1999               13,901.56                 14,041.07                13,456.71
 6/30/1999               14,875.29                 15,017.09                14,219.39
 7/31/1999               14,402.54                 14,545.79                13,884.27
 8/31/1999               14,637.86                 14,548.80                13,734.04
 9/30/1999               14,330.37                 14,401.16                13,381.27
10/31/1999               15,412.56                 15,505.52                14,125.03
11/30/1999               16,244.13                 16,271.83                14,515.81
12/31/1999               17,933.65                 18,078.88                15,515.61
 1/31/2000               17,092.77                 17,353.24                14,855.92
 2/29/2000               17,928.36                 18,265.90                15,185.77
 3/31/2000               19,211.59                 19,547.82                16,317.59
 4/30/2000               18,297.42                 18,035.22                15,683.77
 5/31/2000               17,376.03                 16,996.99                15,185.77
 6/30/2000               18,692.93                 18,121.08                16,201.17
 7/31/2000               17,913.66                 17,753.94                15,845.46
 8/31/2000               19,535.63                 19,289.45                16,925.53
 9/30/2000               17,687.66                 17,818.44                15,341.43
10/31/2000               16,850.72                 16,876.26                14,647.40
11/30/2000               14,366.81                 14,612.01                12,750.38
12/31/2000               13,912.22                 14,521.19                12,558.69
 1/31/2001               14,873.36                 14,943.73                13,417.97
 2/28/2001               12,348.28                 12,630.22                11,058.26
 3/31/2001               11,004.57                 11,318.01                 9,623.92
 4/30/2001               12,396.35                 12,533.09                11,045.04
 5/31/2001               12,213.91                 12,437.80                10,959.11
 6/30/2001               11,931.05                 12,079.41                10,701.33
 7/31/2001               11,632.87                 11,646.49                10,403.89
 8/31/2001               10,681.59                 10,761.15                 9,207.50
 9/30/2001                9,615.13                  9,679.11                 7,971.47
10/31/2001               10,119.58                 10,080.51                 8,619.23
11/30/2001               11,091.73                 11,004.18                 9,696.63
12/31/2001               11,070.88                 11,055.22                 9,564.44
 1/31/2002               10,875.30                 10,805.38                 9,319.87
 2/28/2002               10,423.98                 10,358.09                 8,738.21
 3/31/2002               10,784.53                 10,774.89                 9,247.16
 4/30/2002                9,904.34                 10,057.46                 8,401.10
 5/31/2002                9,664.73                  9,874.13                 8,242.47
 6/30/2002                8,770.70                  9,070.02                 7,323.70
 7/31/2002                8,288.53                  8,387.43                 6,834.57
 8/31/2002                8,313.30                  8,433.80                 6,867.62
 9/30/2002                7,450.98                  7,616.66                 6,332.23
10/31/2002                8,134.46                  8,202.97                 6,775.08
11/30/2002                8,576.29                  8,542.57                 6,874.23
12/31/2002                7,983.87                  7,947.34                 6,523.91
 1/31/2003                7,790.14                  7,764.01                 6,371.88
 2/28/2003                7,754.37                  7,680.58                 6,312.40
 3/31/2003                7,898.69                  7,824.64                 6,497.47
 4/30/2003                8,482.69                  8,397.60                 6,880.84
 5/31/2003                8,906.10                  8,808.93                 7,184.89
 6/30/2003                9,028.73                  8,881.88                 7,277.43
 7/31/2003                9,253.40                  9,139.47                 7,462.51
 8/31/2003                9,483.54                  9,364.33                 7,548.44
 9/30/2003                9,382.02                  9,164.99                 7,495.56
10/31/2003                9,908.98                  9,720.97                 7,911.98
11/30/2003               10,012.72                  9,813.46                 7,918.59
12/31/2003               10,359.00                 10,090.14                 8,146.86
 1/31/2004               10,570.55                 10,283.56                 8,239.44
 2/29/2004               10,637.71                 10,328.07                 8,279.11
 3/31/2004               10,440.38                 10,212.88                 8,212.98
 4/30/2004               10,319.01                  9,983.61                 8,074.12
 5/31/2004               10,511.34                 10,164.47                 8,179.92
 6/30/2004               10,642.69                 10,309.92                 8,305.56
 7/31/2004               10,041.03                  9,700.23                 7,789.77
 8/31/2004                9,991.45                  9,631.80                 7,756.71
 9/30/2004               10,086.47                  9,857.50                 8,093.96
10/31/2004               10,243.79                  9,976.30                 8,259.27
11/30/2004               10,596.16                 10,421.37                 8,768.45
12/31/2004               11,011.61                 10,842.13                 9,178.44
 1/31/2005               10,644.40                 10,468.97                 8,821.35
 2/28/2005               10,757.68                 10,537.49                 8,927.16
 3/31/2005               10,561.68                 10,345.53                 8,708.94
 4/30/2005               10,360.55                 10,120.64                 8,510.56
 5/31/2005               10,861.82                 10,682.38                 9,006.51
 6/30/2005               10,821.78                 10,703.69                 9,198.28
 7/31/2005               11,350.69                 11,241.91                 9,608.27
 8/31/2005               11,204.51                 11,121.95                 9,442.95
 9/30/2005               11,256.11                 11,255.09                 9,647.94
10/31/2005               11,146.70                 11,182.20                 9,561.98
11/30/2005               11,627.62                 11,694.02                10,031.48
12/31/2005               11,591.17                 11,664.07                10,064.54
 1/31/2006               11,794.67                 11,982.12                10,388.57
 2/28/2006               11,775.92                 11,820.49                10,249.70
 3/31/2006               11,949.80                 11,934.46                10,269.54
 4/30/2006               11,933.55                 11,915.72                10,130.67
 5/31/2006               11,529.06                 11,359.83                 9,456.17
 6/30/2006               11,483.56                 11,322.50                 9,416.50
 7/31/2006               11,264.85                 11,032.61                 9,125.54
 8/31/2006               11,616.30                 11,288.06                 9,224.73
 9/30/2006               11,935.50                 11,531.46                 9,509.08
10/31/2006               12,355.08                 11,878.38                 9,800.03
11/30/2006               12,600.25                 12,149.77                 9,965.35
12/31/2006               12,642.92                 12,214.04                10,018.25
 1/31/2007               12,967.92                 12,529.29                10,415.02
 2/28/2007               12,724.17                 12,246.47                10,044.70
 3/31/2007               12,793.18                 12,338.63                10,183.57
 4/30/2007               13,395.48                 12,839.55                10,474.53
 5/31/2007               13,877.38                 13,274.36                10,877.91
 6/30/2007               13,670.24                 13,149.16                10,741.62
 7/31/2007               13,458.30                 12,982.31                10,602.72
 8/31/2007               13,672.76                 13,196.25                10,794.54
 9/30/2007               14,245.51                 14,001.23                11,535.34
10/31/2007               14,730.34                 14,626.90                12,236.46
11/30/2007               14,187.72                 14,030.58                11,694.08
12/31/2007               14,136.42                 14,042.83                11,991.73
 1/31/2008               13,034.11                 12,841.17                10,503.52

                                       [END CHART]

         DATA FROM 1/31/98 THROUGH 1/31/08.

         The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth Fund to the following benchmarks:

         o The unmanaged Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

         o The unmanaged Lipper Large-Cap Growth Funds Index tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

----------------------------------------------
    TOP 10 EQUITY HOLDINGS AS OF 1/31/2008
               (% of Net Assets)
----------------------------------------------

Microsoft Corp.                          3.6%

Coca-Cola Co.                            3.3%

Monsanto Co.                             2.9%

Google, Inc. "A"                         2.7%

Apple, Inc.                              2.5%

Gilead Sciences, Inc.                    2.2%

MEMC Electronic Materials, Inc.          2.2%

Oracle Corp.                             2.2%

Cisco Systems, Inc.                      2.1%

International Business Machines Corp.    2.1%
----------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-20.

 . . . C O N T I N U E D
========================--------------------------------------------------------

            SECTOR ASSET ALLOCATION
                  1/31/2008

    [PIE CHART OF SECTOR ASSET ALLOCATION]

Information Technology                   27.3%
Industrials                              15.7
Health Care                              13.3
Financials                               11.7
Energy                                    8.6
Consumer Staples                          8.2
Consumer Discretionary                    8.1
Materials                                 5.0
Telecommunication Services                0.8
Short-Term Investments*                   8.1

                  [END CHART]

        *INCLUDES MONEY MARKET INSTRUMENTS AND SHORT-TERM INVESTMENTS PURCHASED
         WITH CASH COLLATERAL FROM SECURITIES LOANED.

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

14

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==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES   SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (98.7%)

             CONSUMER DISCRETIONARY (8.1%)
             -----------------------------
             ADVERTISING (0.7%)
   134,000   Omnicom Group, Inc.                                                                      $  6,079
                                                                                                      --------
             APPAREL RETAIL (0.7%)
   202,820   TJX Companies, Inc.                                                                         6,401
                                                                                                      --------
             AUTO PARTS & EQUIPMENT (0.7%)
   169,100   Johnson Controls, Inc.                                                                      5,981
                                                                                                      --------
             COMPUTER & ELECTRONICS RETAIL (0.7%)
   127,900   Best Buy Co., Inc.                                                                          6,243
                                                                                                      --------
             DEPARTMENT STORES (0.9%)
   194,700   Nordstrom, Inc.                                                                             7,574
                                                                                                      --------
             FOOTWEAR (0.7%)
    99,500   NIKE, Inc. "B"                                                                              6,145
                                                                                                      --------
             INTERNET RETAIL (2.1%)
   160,754   Amazon.com, Inc.*                                                                          12,491
    52,958   Priceline.com, Inc.*(a)                                                                     5,747
                                                                                                      --------
                                                                                                        18,238
                                                                                                      --------
             RESTAURANTS (1.6%)
   257,581   McDonald's Corp.                                                                           13,793
                                                                                                      --------
             Total Consumer Discretionary                                                               70,454
                                                                                                      --------
             CONSUMER STAPLES (8.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.8%)
    61,799   Bunge Ltd.                                                                                  7,322
                                                                                                      --------
             DRUG RETAIL (0.7%)
   178,500   Walgreen Co.                                                                                6,267
                                                                                                      --------
             FOOD RETAIL (0.7%)
   227,200   Kroger Co.                                                                                  5,782
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES   SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             HOUSEHOLD PRODUCTS (0.7%)
    81,600   Colgate-Palmolive Co.                                                                    $  6,283
                                                                                                      --------
             HYPERMARKETS & SUPER CENTERS (1.3%)
   213,957   Wal-Mart Stores, Inc.                                                                      10,886
                                                                                                      --------
             PACKAGED FOODS & MEAT (0.7%)
   141,546   H.J. Heinz Co.                                                                              6,024
                                                                                                      --------
             SOFT DRINKS (3.3%)
   492,192   Coca-Cola Co.                                                                              29,123
                                                                                                      --------
             Total Consumer Staples                                                                     71,687
                                                                                                      --------
             ENERGY (8.6%)
             -------------
             INTEGRATED OIL & GAS (0.8%)
    91,300   Murphy Oil Corp.                                                                            6,714
                                                                                                      --------
             OIL & GAS DRILLING (1.5%)
   105,910   Transocean, Inc.*                                                                          12,985
                                                                                                      --------
             OIL & GAS EQUIPMENT & SERVICES (4.5%)
   140,200   Cameron International Corp.*                                                                5,644
   178,400   Halliburton Co.                                                                             5,917
   286,097   National-Oilwell Varco, Inc.*                                                              17,232
    69,900   Schlumberger Ltd.                                                                           5,275
   104,100   Smith International, Inc.                                                                   5,643
                                                                                                      --------
                                                                                                        39,711
                                                                                                      --------
             OIL & GAS EXPLORATION & PRODUCTION (1.8%)
   299,000   XTO Energy, Inc.                                                                           15,530
                                                                                                      --------
             Total Energy                                                                               74,940
                                                                                                      --------
             FINANCIALS (11.7%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (3.7%)
    67,627   BlackRock, Inc. "A"(a)                                                                     14,953
   216,869   State Street Corp.                                                                         17,809
                                                                                                      --------
                                                                                                        32,762
                                                                                                      --------
             INVESTMENT BANKING & BROKERAGE (3.0%)
   392,413   Charles Schwab Corp.                                                                        8,751
    61,408   Goldman Sachs Group, Inc.                                                                  12,329

16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES   SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
   108,345   Morgan Stanley                                                                           $  5,355
                                                                                                      --------
                                                                                                        26,435
                                                                                                      --------
             LIFE & HEALTH INSURANCE (0.7%)
    69,400   Prudential Financial, Inc.                                                                  5,855
                                                                                                      --------
             MULTI-LINE INSURANCE (0.7%)
   112,400   American International Group, Inc.                                                          6,200
                                                                                                      --------
             SPECIALIZED FINANCE (3.6%)
    23,841   CME Group, Inc.                                                                            14,755
    70,853   IntercontinentalExchange, Inc.*                                                             9,917
    58,975   NYMEX Holdings, Inc.(a)                                                                     6,782
                                                                                                      --------
                                                                                                        31,454
                                                                                                      --------
             Total Financials                                                                          102,706
                                                                                                      --------
             HEALTH CARE (13.3%)
             -------------------
             BIOTECHNOLOGY (2.8%)
    69,311   Genzyme Corp.*                                                                              5,415
   413,408   Gilead Sciences, Inc.*                                                                     18,889
                                                                                                      --------
                                                                                                        24,304
                                                                                                      --------
             HEALTH CARE EQUIPMENT (4.3%)
    78,900   Becton, Dickinson and Co.                                                                   6,827
    77,418   C.R. Bard, Inc.                                                                             7,476
   140,412   Hologic, Inc.*(a)                                                                           9,037
    27,630   Intuitive Surgical, Inc.*                                                                   7,018
   115,391   Stryker Corp.                                                                               7,728
                                                                                                      --------
                                                                                                        38,086
                                                                                                      --------
             HEALTH CARE SERVICES (1.8%)
   228,999   Express Scripts, Inc.*                                                                     15,455
                                                                                                      --------
             LIFE SCIENCES TOOLS & SERVICES (0.6%)
   102,367   Thermo Fisher Scientific, Inc.*                                                             5,271
                                                                                                      --------
             MANAGED HEALTH CARE (0.7%)
   118,700   UnitedHealth Group, Inc.                                                                    6,035
                                                                                                      --------
             PHARMACEUTICALS (3.1%)
   138,891   Allergan, Inc.(a)                                                                           9,332
   123,300   Eli Lilly & Co.                                                                             6,353

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES   SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
    96,400   Johnson & Johnson                                                                        $  6,098
   133,000   Wyeth                                                                                       5,293
                                                                                                      --------
                                                                                                        27,076
                                                                                                      --------
             Total Health Care                                                                         116,227
                                                                                                      --------
             INDUSTRIALS (15.7%)
             -------------------
             AEROSPACE & DEFENSE (6.6%)
    70,600   Boeing Co.                                                                                  5,873
    73,600   General Dynamics Corp.                                                                      6,216
   223,165   Goodrich Corp.                                                                             13,959
   115,400   Honeywell International, Inc.                                                               6,817
    59,000   Lockheed Martin Corp.                                                                       6,367
   106,045   Precision Castparts Corp.                                                                  12,068
    87,400   United Technologies Corp.                                                                   6,416
                                                                                                      --------
                                                                                                        57,716
                                                                                                      --------
             CONSTRUCTION & ENGINEERING (1.6%)
   212,060   Foster Wheeler Ltd.*                                                                       14,520
                                                                                                      --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (3.4%)
   131,147   AGCO Corp.*(a)                                                                              7,898
   180,202   Deere & Co.                                                                                15,815
   101,300   Terex Corp.*                                                                                5,952
                                                                                                      --------
                                                                                                        29,665
                                                                                                      --------
             ELECTRICAL COMPONENTS & EQUIPMENT (1.4%)
   114,500   Emerson Electric Co.                                                                        5,821
    34,449   First Solar, Inc.*                                                                          6,262
                                                                                                      --------
                                                                                                        12,083
                                                                                                      --------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.7%)
   106,900   Manpower, Inc.                                                                              6,014
                                                                                                      --------
             INDUSTRIAL CONGLOMERATES (0.7%)
    78,400   3M Co.                                                                                      6,244
                                                                                                      --------
             INDUSTRIAL MACHINERY (1.3%)
    65,151   Flowserve Corp.                                                                             5,350
   117,700   Illinois Tool Works, Inc.                                                                   5,932
                                                                                                      --------
                                                                                                        11,282
                                                                                                      --------
             Total Industrials                                                                         137,524
                                                                                                      --------

18

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES   SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             INFORMATION TECHNOLOGY (27.3%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (4.8%)
   750,731   Cisco Systems, Inc.*                                                                     $ 18,393
   109,676   Harris Corp.                                                                                5,998
   304,418   Juniper Networks, Inc.*                                                                     8,265
   213,804   QUALCOMM, Inc.                                                                              9,070
                                                                                                      --------
                                                                                                        41,726
                                                                                                      --------
             COMPUTER HARDWARE (5.8%)
   164,354   Apple, Inc.*                                                                               22,247
   266,100   Dell, Inc.*                                                                                 5,333
   127,700   Hewlett-Packard Co.                                                                         5,587
   166,983   International Business Machines Corp.                                                      17,924
                                                                                                      --------
                                                                                                        51,091
                                                                                                      --------
             COMPUTER STORAGE & PERIPHERALS (0.6%)
   253,200   Seagate Technology                                                                          5,132
                                                                                                      --------
             DATA PROCESSING & OUTSOURCED SERVICES (1.6%)
    65,996   MasterCard, Inc. "A"(a)                                                                    13,661
                                                                                                      --------
             HOME ENTERTAINMENT SOFTWARE (1.0%)
   337,426   Activision, Inc.*                                                                           8,729
                                                                                                      --------
             INTERNET SOFTWARE & SERVICES (2.7%)
    41,247   Google, Inc. "A"*                                                                          23,276
                                                                                                      --------
             IT CONSULTING & OTHER SERVICES (0.7%)
   189,000   Accenture Ltd. "A"                                                                          6,543
                                                                                                      --------
             SEMICONDUCTOR EQUIPMENT (2.8%)
   142,400   Lam Research Corp.*                                                                         5,467
   263,009   MEMC Electronic Materials, Inc.*                                                           18,794
                                                                                                      --------
                                                                                                        24,261
                                                                                                      --------
             SEMICONDUCTORS (1.2%)
   250,400   Intel Corp.                                                                                 5,308
   207,100   NVIDIA Corp.*                                                                               5,093
                                                                                                      --------
                                                                                                        10,401
                                                                                                      --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                                                                                                        MARKET
    NUMBER                                                                                               VALUE
 OF SHARES   SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (6.1%)
   956,947   Microsoft Corp.                                                                          $ 31,197
   954,390   Oracle Corp.*                                                                              19,613
    45,723   VMware, Inc. "A"*(a)                                                                        2,590
                                                                                                      --------
                                                                                                        53,400
                                                                                                      --------
             Total Information Technology                                                              238,220
                                                                                                      --------
             MATERIALS (5.0%)
             ----------------
             DIVERSIFIED METALS & MINING (0.7%)
    66,000   Freeport-McMoRan Copper & Gold, Inc. "B"                                                    5,876
                                                                                                      --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (2.9%)
   227,024   Monsanto Co.                                                                               25,527
                                                                                                      --------
             INDUSTRIAL GASES (0.7%)
    76,500   Praxair, Inc.                                                                               6,190
                                                                                                      --------
             STEEL (0.7%)
   110,300   Nucor Corp.                                                                                 6,375
                                                                                                      --------
             Total Materials                                                                            43,968
                                                                                                      --------
             TELECOMMUNICATION SERVICES (0.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   170,900   AT&T, Inc.                                                                                  6,578
                                                                                                      --------
             Total Common Stocks (cost: $853,241)                                                      862,304
                                                                                                      --------

             MONEY MARKET INSTRUMENTS (2.1%)

             MONEY MARKET FUNDS (2.1%)
18,456,195   SSgA Prime Money Market Fund, 4.08%(b) (cost: $18,456)                                     18,456
                                                                                                      --------

             SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (6.0%)

             MONEY MARKET FUNDS (0.0%)
   340,624   AIM Short-Term Investment Co. Liquid Assets Portfolio, 4.15%(b)                               341
                                                                                                      --------

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

 PRINCIPAL                                                                                              MARKET
    AMOUNT                                                                                               VALUE
     (000)   SECURITY                                                                                    (000)
--------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (1.2%)
   $10,000   Ranger Funding Co., LLC(c),(d), 3.15%(e), 2/01/2008                                      $ 10,000
                                                                                                      --------
             REPURCHASE AGREEMENTS (4.8%)
    18,000   Credit Suisse First Boston LLC, 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $18,000 (collateralized by $18,460 of
               Federal Home Loan Discount Notes(f), 2.68%(e), due 4/09/2008;
               market value $18,364)                                                                    18,000
    24,000   Deutsche Bank Securities, Inc., 2.85%, acquired on 1/31/2008 and due 2/01/2008 at $24,000 (collateralized by $23,500 of Freddie
               Mac Notes(f), 3.50%, due 4/06/2009; $514 of Fannie Mae Notes(f),
               4.25%, due 5/13/2010; combined market value $24,481)                                     24,000
                                                                                                      --------
             Total Repurchase Agreements                                                                42,000
                                                                                                      --------
             Total Short-Term Investments Purchased With Cash Collateral
               From Securities Loaned (cost: $52,341)                                                   52,341
                                                                                                      --------

             TOTAL INVESTMENTS (COST: $924,038)                                                       $933,101
                                                                                                      ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of January 31, 2008.

         (b) Rate represents the money market fund annualized seven-day yield at January 31, 2008.

         (c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager

22

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

             under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (e) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (f) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding January 31, 2008.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $50,928) (identified cost of $924,038)               $  933,101
   Receivables:
      Capital shares sold                                                  1,024
      USAA Investment Management Company (Note 6D)                           571
      Dividends and interest                                                 439
      Securities sold                                                      6,254
      Other                                                                   43
                                                                      ----------
         Total assets                                                    941,432
                                                                      ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                    52,349
      Securities purchased                                                13,587
      Capital shares redeemed                                                800
      Bank overdraft                                                           9
   Accrued management fees                                                   548
   Accrued administration and servicing fees                                   4
   Accrued transfer agent's fees                                              16
   Other accrued expenses and payables                                        99
                                                                      ----------
         Total liabilities                                                67,412
                                                                      ----------
            Net assets applicable to capital shares outstanding       $  874,020
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                    $1,017,589
   Accumulated undistributed net investment income                           556
   Accumulated net realized loss on investments                         (153,188)
   Net unrealized appreciation of investments                              9,063
                                                                      ----------
            Net assets applicable to capital shares outstanding       $  874,020
                                                                      ==========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                            55,032
                                                                      ==========
   Net asset value, redemption price, and offering price per share    $    15.88
                                                                      ==========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $15)                    $   4,548
   Interest                                                                  440
   Securities lending (net)                                                  147
                                                                       ---------
      Total income                                                         5,135
                                                                       ---------
EXPENSES
   Management fees                                                         3,511
   Administration and servicing fees                                         708
   Transfer agent's fees                                                   1,024
   Custody and accounting fees                                                76
   Postage                                                                   116
   Shareholder reporting fees                                                 53
   Trustees' fees                                                              5
   Registration fees                                                          18
   Professional fees                                                          41
   Other                                                                       8
                                                                       ---------
      Total expenses                                                       5,560
   Expenses paid indirectly                                                 (143)
   Expenses reimbursed                                                      (837)
                                                                       ---------
      Net expenses                                                         4,580
                                                                       ---------
NET INVESTMENT INCOME                                                        555
                                                                       ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                                         92,612
      Foreign currency transactions                                           (3)
   Change in net unrealized appreciation/depreciation of investments    (101,175)
                                                                       ---------
         Net realized and unrealized loss                                 (8,566)
                                                                       ---------
Decrease in net assets resulting from operations                       $  (8,011)
                                                                       =========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2008 (UNAUDITED),
AND YEAR ENDED JULY 31, 2007

                                                                1/31/2008       7/31/2007
                                                                -------------------------
FROM OPERATIONS
   Net investment income (loss)                                 $     555       $  (1,260)
   Net realized gain on investments                                92,612          79,517
   Net realized gain (loss) on foreign currency transactions           (3)              2
   Change in net unrealized appreciation/depreciation of
      investments                                                (101,175)         54,678
                                                                -------------------------
      Increase (decrease) in net assets resulting
         from operations                                           (8,011)        132,937
                                                                -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                -            (215)
                                                                -------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                       78,237         138,409
   Reinvested dividends                                                 -             212
   Cost of shares redeemed                                        (79,690)       (251,661)
                                                                -------------------------
      Decrease in net assets from capital share transactions       (1,453)       (113,040)
                                                                -------------------------
   Capital contribution from USAA Transfer Agency Company               -               5
                                                                -------------------------
Net increase (decrease) in net assets                              (9,464)         19,687
NET ASSETS
   Beginning of period                                            883,484         863,797
                                                                -------------------------
   End of period                                                $ 874,020       $ 883,484
                                                                =========================
Accumulated undistributed net investment income:
   End of period                                                $     556       $       1
                                                                =========================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                                      4,612           8,966
   Shares issued for dividends reinvested                               -              13
   Shares redeemed                                                 (4,703)        (16,431)
                                                                -------------------------
      Decrease in shares outstanding                                  (91)         (7,452)
                                                                =========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term growth of capital.

            A. SECURITY VALUATION - The value of each security is determined
               (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

               2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                  prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

               3. Investments in open-end investment companies, other than
                  ETFs, are valued at their NAV at the end of each business day.

               4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

               5. Repurchase agreements are valued at cost, which approximates market value.

               6. Securities for which market quotations are not readily
                  available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers,

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

                  if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                  Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

            B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

            C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

            D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

               1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

               2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

               The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

               Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

            F. EXPENSES PAID INDIRECTLY - A portion of the brokerage
               commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended January 31, 2008, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $133,000 and $10,000, respectively, resulting in a total reduction in Fund expenses of $143,000.

            G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended January 31, 2008, the Fund paid CAPCO facility fees of less than $500, which represents 2.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         borrowings under this agreement during the six-month period ended January 31, 2008.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2008, in accordance with applicable tax law.

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2007, the Fund had capital loss carryovers of $245,114,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2010 and 2011, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

       CAPITAL LOSS CARRYOVERS
-------------------------------------
EXPIRES                     BALANCE
-------                  ------------
 2010                    $ 47,379,000
 2011                     197,735,000
                         ------------
                 Total   $245,114,000
                         ============

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2008, were $904,968,000 and $899,682,000, respectively.

         As of January 31, 2008, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         Gross unrealized appreciation and depreciation of investments as of January 31, 2008, were $50,569,000 and $41,506,000, respectively, resulting in net unrealized appreciation of $9,063,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2008, the Fund received securities-lending income of $147,000, which is net of the 20% income retained by Wachovia. As of January 31, 2008, the Fund loaned securities having a fair market value of approximately $50,928,000, which excluded $2,208,000 of securities on loan that were sold prior to January 31, 2008. The Fund received cash collateral of $52,349,000 for the loans. Of this amount, $52,341,000 was invested in short-term investments, as noted in the Fund's portfolio of investments, and $8,000 remained in cash.

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

               The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds within the Lipper Large-Cap Growth Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

               The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

               The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                   ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                     AS A % OF THE FUND'S AVERAGE NET ASSETS
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                       +/- 0.04%
+/- 4.01% to 7.00%                       +/- 0.05%
+/- 7.01% and greater                    +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

               Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Large-Cap Growth Funds Index over that period, even if the Fund had overall negative returns during the performance period.

               For the six-month period ended January 31, 2008, the Fund incurred total management fees, paid or payable to the Manager, of $3,511,000, which is net of a performance adjustment of $(31,000) that decreased the base management fee of 0.75% by 0.01%.

            B. SUBADVISORY ARRANGEMENTS - The Manager has entered into investment subadvisory agreements with Loomis, Sayles & Company, L.P. (Loomis Sayles) and effective December 3, 2007, with The Renaissance Group LLC (Renaissance), under which Loomis Sayles and Renaissance direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               Effective November 30, 2007, the Manager terminated its investment subadvisory agreement with Marsico Capital Management, LLC (Marsico Capital), under which Marsico Capital had directed the investment and reinvestment of a portion of the Fund's assets (as allocated from time to time by the Manager).

               The Manager (not the Fund) pays Loomis Sayles a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Loomis Sayles manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Loomis Sayles, of $588,000.

               Prior to November 30, 2007, the Manager (not the Fund) paid Marsico Capital a subadvisory fee in the annual amount of 0.35% of the portion of the Fund's average daily net assets that Marsico Capital managed. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid to Marsico Capital, of $416,000.

               The Manager (not the Fund) pays Renaissance a subadvisory fee in the annual amount of 0.20% of the portion of the Fund's average daily net assets that Renaissance manages. For the six-month period ended January 31, 2008, the Manager incurred subadvisory fees, paid or payable to Renaissance, of $117,000.

            C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended January 31, 2008, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $708,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2008, the Fund reimbursed the Manager $8,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            D. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 1.00% of its average annual net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the six-month period ended January 31, 2008, the Fund incurred reimbursable expenses of $837,000, of which $571,000 was receivable from the Manager.

            E. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
               USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2008, the Fund incurred transfer agent's fees, paid or payable to SAS, of $1,024,000.

            F. UNDERWRITING SERVICES - The Manager provides exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN
               INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund adopted FIN 48 effective August 1, 2007, and has applied it to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 has not resulted in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS
               157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2008, the Fund does not believe the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

               adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS 159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                          SIX-MONTH
                                         PERIOD ENDED
                                          JANUARY 31,                       YEAR ENDED JULY 31,
                                         ------------------------------------------------------------------------------
                                             2008          2007          2006          2005          2004          2003
                                         ------------------------------------------------------------------------------
Net asset value at
  beginning of period                    $  16.03      $  13.80      $  14.53      $  11.78      $  11.29      $  10.34
                                         ------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income (loss)                .01          (.02)(a)       .00(b)        .00(b)        .00(b)        .00(b)
  Net realized and
     unrealized gain (loss)                  (.16)         2.25(a)       (.73)         2.75           .50           .95
                                         ------------------------------------------------------------------------------
Total from investment operations             (.15)         2.23(a)       (.73)         2.75           .50           .95
                                         ------------------------------------------------------------------------------
Less distributions from:
  Net investment income                         -          (.00)(b)         -             -          (.01)            -
                                         ------------------------------------------------------------------------------
Net asset value at end of period         $  15.88      $  16.03      $  13.80      $  14.53      $  11.78      $  11.29
                                         ==============================================================================
Total return (%)*                            (.94)        16.19(c)      (5.02)        23.34          4.39          9.19
Net assets at end of period (000)        $874,020      $883,484      $863,797      $933,849      $794,974      $769,704
Ratios to average net assets:**
  Expenses (%)(d)                            1.00(e)       1.00(c)       1.00          1.00          1.00          1.00
  Expenses, excluding
     reimbursements (%)(d)                   1.18(e)       1.21(c)       1.23          1.21          1.20          1.28
  Net investment income (loss) (%)            .12(e)       (.14)          .02           .00(f)        .00(f)        .05
Portfolio turnover (%)                         97           107           128           128           120            54

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended January 31, 2008, average net assets were $939,141,000.
(a) Calculated using average shares.
(b) Represents less than $0.01 per share.
(c) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred.
    The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(d) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                             (.03%)        (.02%)        (.03%)        (.04%)        (.02%)        (.01%)
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(f) Represents less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA GROWTH FUND
JANUARY 31, 2008

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2007, through January 31, 2008.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

42

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA GROWTH FUND
JANUARY 31, 2008

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                      BEGINNING               ENDING               DURING PERIOD*
                                    ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2007 -
                                    AUGUST 1, 2007        JANUARY 31, 2008        JANUARY 31, 2008
                                    --------------------------------------------------------------
Actual                                $1,000.00              $  990.60                  $4.85

Hypothetical
  (5% return before expenses)          1,000.00               1,020.26                   4.93

        *Expenses are equal to the Fund's annualized expense ratio of 0.97%, which is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of (0.94)% for the six-month period of August 1, 2007, through January 31, 2008.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         At a meeting of the Board of Trustees (the Board) held on September 20, 2007, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved a Subadvisory Agreement with The Renaissance Group LLC (the Subadviser) with respect to the Fund.

         In approving the Subadvisory Agreement with respect to the Fund, the Board considered various factors, among them: (i) the nature, extent, and quality of services provided to the Fund by the Subadviser, including the personnel providing services; (ii) the Subadviser's compensation and any other benefits derived from the subadvisory relationship; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Subadvisory Agreement. The Board's analysis of these factors is set forth below.

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Subadvisory Agreement. In approving the Subadvisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services provided by the Subadviser. The Board considered the Subadviser's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and the Subadviser's level of staffing. The Board noted that the materials provided to it by the Subadviser indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted the Subadviser's brokerage practices. The Board also considered the

44

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         Subadviser's regulatory and compliance history. The Board noted that the Manager's monitoring processes of the Subadviser would include:
         (i) regular telephonic meetings to discuss, among other matters, investment strategies, and to review portfolio performance; (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence reviews of the Subadviser.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of the Subadviser. In considering the cost of services to be provided by the Subadviser and the profitability to the Subadviser of its relationship with the Fund, the Board noted the undertakings of the Manager to maintain expense limitations for the Fund and also noted that the fees under the Subadvisory Agreement would be paid by the Manager. The Board also relied on the ability of the Manager to negotiate the Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by the Subadviser, the Subadviser's anticipated profitability with respect to the Fund, and the potential economies of scale in the Subadviser's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Subadvisory Agreement than the other factors considered for the above reasons.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board compared the subadvisory fees for the Fund with the fees the Subadviser charges to comparable clients, as applicable. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager pays a subadvisory fee to the Subadviser. The Board took into account that the advisory fees paid by the Fund would not change. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadviser. The Board also noted the Subadviser's long-term performance record for similar accounts.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA GROWTH FUND
JANUARY 31, 2008 (UNAUDITED)

         CONCLUSION. The Board reached the following conclusions regarding the Subadvisory Agreement, among others: (i) the Subadviser is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) the Subadviser maintains an appropriate compliance program; and (iii) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and the Subadviser. Based on the Board's conclusions, the Board determined that approval of the Subadvisory Agreement with respect to the Fund would be in the best interests of the Fund and its shareholders.

46

 N O T E S
==========----------------------------------------------------------------------

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                                                                              47

 N O T E S
==========----------------------------------------------------------------------

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

48

 N O T E S
==========----------------------------------------------------------------------

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

               TRUSTEES      Christopher W. Claus
                             Barbara B. Dreeben
                             Robert L. Mason, Ph.D.
                             Barbara B. Ostdiek, Ph.D.
                             Michael F. Reimherr
                             Richard A. Zucker

--------------------------------------------------------------------------------

         ADMINISTRATOR,      USAA Investment Management Company
    INVESTMENT ADVISER,      P.O. Box 659453
      UNDERWRITER, AND       San Antonio, Texas 78265-9825
            DISTRIBUTOR

--------------------------------------------------------------------------------

         TRANSFER AGENT      USAA Shareholder Account Services
                             9800 Fredericksburg Road
                             San Antonio, Texas 78288

--------------------------------------------------------------------------------

          CUSTODIAN AND      State Street Bank and Trust Company
       ACCOUNTING AGENT      P.O. Box 1713
                             Boston, Massachusetts 02105

--------------------------------------------------------------------------------

            INDEPENDENT      Ernst & Young LLP
      REGISTERED PUBLIC      100 West Houston St., Suite 1800
        ACCOUNTING FIRM      San Antonio, Texas 78205

--------------------------------------------------------------------------------

            MUTUAL FUND      LEARN MORE ONLINE NOW
      SELF-SERVICE 24/7      At "Products & Services" click
            AT USAA.COM      "Investments" then "Mutual Funds"

                OR CALL      View account balance, transactions, fund
         (800) 531-USAA      prices; or exchange/redeem fund shares.
                             Go to "My Accounts" then "Investments"

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE AT NO CHARGE (I) AT USAA.COM; AND
(II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

-------------------------------------------------------------------------------

   [LOGO OF USAA]    9800 Fredericksburg Road                   -------------
      USAA(R)        San Antonio, Texas 78288                     PRSRT STD
                                                                     U.S.
                                                                   Postage
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                                                                -------------
   GO PAPERLESS!
   Get USAA documents online.
   At USAA.COM click: DOCUMENTS

--------------------------------------------------------------------------------

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23420-0308                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2008

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    03-31-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    03-31-2008
         ------------------------------


By:*     ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    03-31-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.